Condensed Interim Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated losses	Total
Balance at Dec. 31, 2023	$ 56,227	$ 24,471,888	$ (18,423,057)	$ 6,105,058
Balance (in Shares) at Dec. 31, 2023	10,073,956
Stock based compensation		26,434		26,434
Exercise of pre-funded warrants and consultant warrants (Note 8B and 8E)	$ 5,792	(5,792)
Exercise of pre-funded warrants and consultant warrants (Note 8B and 8E) (in Shares)	1,088,590
Comprehensive loss			(2,026,094)	(2,026,094)
Balance at Jun. 30, 2024	$ 62,019	24,492,530	(20,449,151)	4,105,398
Balance (in Shares) at Jun. 30, 2024	11,162,546
Balance at Dec. 31, 2024	$ 72,061	29,093,585	(29,477,287)	$ (311,641)
Balance (in Shares) at Dec. 31, 2024	12,817,092			12,817,092
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 8D)	$ 15,762	2,516,733		$ 2,532,495
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 8D) (in Shares)	2,818,182
Stock based compensation		511,818		511,818
Issuance of ordinary shares from vested restricted share units	$ 1,611	(1,611)
Issuance of ordinary shares from vested restricted share units (in Shares)	283,999
Exercise of series A warrants (Note 8B)	$ 6,348	3,086,861		3,093,209
Exercise of series A warrants (Note 8B) (in Shares)	1,144,357
Comprehensive loss			(2,295,955)	(2,295,955)
Balance at Jun. 30, 2025	$ 95,782	$ 35,207,386	$ (31,773,242)	$ 3,529,926
Balance (in Shares) at Jun. 30, 2025	17,063,630			17,063,630